Organization and Description of Business - Additional Information (Detail) (USD $)	Sep. 30, 2012	Aug. 15, 2012	Jul. 26, 2012	Jul. 25, 2012	Dec. 31, 2011
Organization And Description Of Business [Line Items]
Common stock, Authorized shares	500,000,000	500,000,000	60,000,000	25,000,000	60,000,000
Preferred stock, authorized shares	0	50,000,000
Allowance against accounts receivable					$ 934,000
Accounts receivable					484,000
Commissions received					450,000
Probable amount of losses	3,700,000				450,000
Accrued commissions	3,700,000
Estimated additional commission accrued	$ 1,500,000				$ 750,000